UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04704

Primary Trend Fund, Inc.
(Exact name of registrant as specified in charter)

3960 Hillside Drive, Delafield, WI                  53018
(Address of principal executive offices)       (Zip code)

Arnold Investment Counsel, Inc., 3960 Hillside Drive, Delafield, WI  53018
(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 303-4850

Date of fiscal year end: June 30

Date of reporting period: July 1, 2010 – June 30, 2011

Item 1. Proxy Voting Record

PROXY VOTING RECORD

Name of Fund:	The Primary Trend Fund
Period:	July 1, 2010 - June 30, 2011

Company Name	Meeting Date	Shares Voted	CUSIP	Ticker

Cisco Systems, Inc.	11/18/10	12,000	17275R102	CSCO

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-m. DIRECTORS/All 13 Nominees		Issuer

For	For	2. To approve a non-binding advisory resolution regarding executive compensation		Issuer

For	For	3. To ratify the appointment of PriceWaterhouseCoopers LLP as Cisco's independent registered public accounting firm for the fiscal year ending July 30, 2011		Issuer

Against	Against	4. Shareholder proposal to amend Cisco's bylaws to establish a Board Committee on Environmental Sustainability		Shareholder

Against	Against
5. Shareholder proposal requesting the Board to publish a report to shareholders, within six months, providing a summarized listing and assessment of concrete steps Cisco could reasonably take to reduce the likelihood that its business practices might enable or encourage the violation of human rights, as set forth in the accompanying proxy statements
Shareholder

Against	Against
6. Shareholder proposal requesting that Cisco adopt and implement a policy restricting certain sales in China, adopt a related oversight and compliance system with respect to human rights impacts and provide public disclosure of Cisco's sales to China and certain other governments, as set forth in the accompanying proxy statement
Shareholder

Microsoft Corporation	11/16/10	17,000	594918104	MSFT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1-9. DIRECTORS/All 9 Nominees		Issuer

For	For	10. Ratification of the selection of Deloitte & Touche LLP as the Company's independent auditor		Issuer

Against	Against	11. Shareholder proposal to establish a board committee on environmental sustainability		Shareholder

Petroleo Brasileiro S.A.	12/7/10	10,000	71654V408	PBR

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. Approve the incorporation protocol and justification signed between Marlim Participacoes S.A. and the Company on 11/4/10		Issuer

For	For	2. Approve the incorporation protocol and justification signed between Nova Marlim Participacoes S.A. and the Company on 11/4/10		Issuer

For	For
3. Ratify the hiring of KPMG auditores independentes by the company to prepare the assessment reports for Marlim Participacoes S.A. and Nova Marlim Participacoes S.A. ("Assessment Reports"), under the terms of Paragraph 1 of Article 227 of Act 6404/76, as amended.
Issuer

For	For	4. Approve the assessment reports prepared by KPMG auditores independentes at book value for the assessment of the net worth of Marlim Participacoes S.A. and of Nova Marlim Participacoes S.A.		Issuer

Nokia Corporation	5/3/2011	30,000	654902204	NOK

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	12. DIRECTORS/All 11 Nominees		Issuer

For	For	7. Adoption of the annual Accounts		Issuer

For	For	8. Resolution on the use of the profit shown on the balance sheet and the payment of dividend		Issuer

For	For	9. Resolution on the discharge of the members of the Board of Directors and the President from liability		Issuer

For	For	10. Resolution on the remuneration of the members of the Board of Directors		Issuer

For	For	11. Resolution on the number of members of the Board of Directors		Issuer

For	For	13. Resolution on the remuneration of the Auditor		Issuer

For	For	14. Election of Auditor		Issuer

For	For	15. Authorizing the Board of Directors to resolve to repurchase the Company's own shares		Issuer

For	For	16. Grant of stock options to selected personnel of Nokia		Issuer

Alcoa, Inc.	5/6/11	25,000	013817101	AA

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1A-C. DIRECTORS/All 3 Nominees		Issuer

For	For	2. Ratify the independent auditor		Issuer

For	For	3. Advisory vote on executive compensation		Issuer

For	For	4. Advisory vote on frequency of executive compensation vote (3 years)		Issuer

For	For	5. Adopt internal revenue code Section 162(M) compliant annual cash incentive compensation plan		Issuer

For	For	6. Eliminate super-majority voting requirement in the Articles of Incorporation - Article Seventh (Fair Price Protection)		Issuer

For	For	7. Eliminate super-majority voting requirement in the Articles of Incorporation - Article Eighth (Director Elections)		Issuer

For	For	8. Eliminate super-majority voting requirement in the Articles of Incorporation - Article Eighth (Removal of Directors)		Issuer

Against	Against	9. Shareholder proposal: Action by written consent		Shareholder

Against	Against	10. Shareholder proposal: Declassify the Board		Shareholder

Johnson & Johnson	4/28/11	9,000	478160104	JNJ

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-k. DIRECTORS/All 11 Nominees		Issuer

For	For	2. Ratification of appointment of PriceWaterhouseCoopers LLP as independent registered public accounting firm for 2011		Issuer

For	For	3. Advisory vote on named executive officer compensation		Issuer

For	For	4. Advisory vote on frequency of advisory vote on named executive officer compensation (1 year)		Issuer

Against	Against	5. Shareholder proposal on pharmaceutical price restraint		Shareholder

Against	Against	6. Shareholder proposal on amendment to company's equal employment opportunity policy		Shareholder

Against	Against	7. Shareholder proposal on adopting non-animal methods for training		Shareholder

Pfizer, Inc.	4/28/11	45,000	717081103	PFE

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-m. DIRECTORS/All 13 Nominees		Issuer

For	For	2. Proposal to ratify the selection of KPMG LLP as independent registered public accounting firm for 2011		Issuer

For	For	3. Advisory vote on executive compensation		Issuer

For	For	4. Advisory vote on the frequency of future advisory votes on executive compensation (2 years)		Issuer

Against	Against	5. Shareholder proposal regarding publication of political contributions		Shareholder

Against	Against	6. Shareholder proposal regarding public policy initiatives		Shareholder

Against	Against	7. Shareholder proposal regarding pharmaceutical price restraints		Shareholder

Against	Against	8. Shareholder proposal regarding action by written consent		Shareholder

Against	Against	9. Shareholder proposal regarding special shareholder meetings		Shareholder

Against	Against	10. Shareholder proposal regarding animal research		Shareholder

U.S. Bancorp	4/19/11	16,000	902973304	USB

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-m. DIRECTORS/All 13 Nominees		Issuer

For	For	2. Ratification of selection of Ernst & Young LLP as our independent auditor for the 2011 fiscal year		Issuer

For	For	3. Advisory vote to approve the compensation of our executives disclosed in the proxy statement		Issuer

For	For	4. Advisory vote on the frequency of future advisory votes on executive compensation (3 years)		Issuer

Against	Against	5. Shareholder proposal: Annual advisory vote on director compensation		Shareholder

Eli Lilly and Company	4/18/11	20,000	532457108	LLY

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-d. DIRECTORS/All 4 Nominees		Issuer

For	For	2. Ratification of the appointment by the audit committee of the board of directors of Ernst & Young LLP as principal independent auditor for 2011		Issuer

For	For	3. Approve, by non-binding vote, 2010 compensation paid to the company's named executive officers		Issuer

For	For	4. Recommend, by non-binding vote, the frequency of future advisory votes on executive compensation (1 year)		Issuer

For	For	5. Approve amendments to the Articles of Incorporation to provide for annual election of all directors		Issuer

For	For	6. Approve amendments to the Articles of Incorporation to eliminate all supermajority voting requirements		Issuer

For	For	7. Approve the executive officer incentive plan		Issuer

Abbott Laboratories	4/29/11	14,000	002824100	ABT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 10 Nominees		Issuer

For	For	2. Ratification of Deloitte & Touche LLP as auditors		Issuer

For	For	3. Say on pay - an advisory vote on the approval of executive compensation		Issuer

For	For	4. Say when on pay - an advisory vote on the approval of the frequency of shareholder votes on executive compensation (1 year)		Issuer

Against	Against	5. Shareholder proposal: pharmaceutical pricing		Shareholder

Verizon Communications	5/5/11	16,000	92343V104	VZ

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 12 Nominees		Issuer

For	For	2. Ratification of appointment of independent registered public accounting firm		Issuer

For	For	3. Advisory vote related to executive compensation		Issuer

For	For	4. Advisory vote related to future votes on executive compensation (1 year)		Issuer

Against	Against	5. Disclose prior government service		Shareholder

Against	Against	6. Performance stock unit performance thresholds		Shareholder

Against	Against	7. Cumulative voting		Shareholder

Against	Against	8. Shareholder right to call a special meeting		Shareholder

The Coca-Cola Company	4/27/11	4,000	191216100	KO

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-m. DIRECTORS/All 15 Nominees		Issuer

For	For	2. Ratification of the appointment of Ernst & Young LLP as independent auditors		Issuer

For	For	3. Approval of the performance measures available under the Performance Incentive Plan of The Coca-Cola Company to preserve the tax deductibility of the awards		Issuer

For	For	4. Approval of the performance measures available under The Coca-Cola Company 1989 Restricted Stock Award Plan to preserve the tax deductibility of the awards		Issuer

For	For	5. Advisory vote on executive compensation (say on pay vote)		Issuer

For	For	6. Advisory vote on the frequency of holding the say on pay vote (1 year)		Issuer

Against	Against	7. Shareowner proposal regarding a report on Bisphenol-A		Shareholder

General Electric Company	4/27/11	28,000	369604103	GE

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	A1-16. DIRECTORS/All 16 Nominees		Issuer

For	For	B1. Ratification of KPMG		Issuer

For	For	B2, Advisory resolution on executive compensation		Issuer

For	For	B3. Advisory vote on the frequency of future advisory votes on executive compensation (1 year)		Issuer

Against	Against	C1. Cumulative voting		Shareholder

Against	Against	C2. Future stock options		Shareholder

Against	Against	C3. Withdraw stock options granted to executives		Shareholder

Against	Against	C4. Climate change risk disclosure		Shareholder

Against	Against	C5. Transparency in animal research		Shareholder

Sprint Nextel Corporation	5/10/11	50,000	852061100	S

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-j. DIRECTORS/All 10 Nominees		Issuer

For	For	2. To ratify the appointment of KPMG LLP as the independent registered public accounting firm of Sprint Nextel for 2011		Issuer

For	For	3. To approve, by a non-binding advisory vote, our executive compensation		Issuer

For	For	4. To recommend, by a non-binding advisory vote, the frequency of advisory votes on our executive compensation (1 year)		Issuer

Against	Against	5. To vote on a shareholder proposal concerning political contributions		Shareholder

Against	Against	6. To vote on a shareholder proposal concerning the retention of equity awards		Shareholder

Against	Against	7. To vote on a shareholder proposal requesting change to a voting requirement		Shareholder

Kraft Foods, Inc.	5/24/11	10,000	50075N104	KFT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-k. DIRECTORS/All 11 Nominees		Issuer

For	For	2. Advisory vote on executive compensation		Issuer

For	For	3. Advisory vote on the frequency of an executive compensation vote (1 year)		Issuer

For	For	4. Approval of the Kraft Foods, Inc. Amended and Restated 2006 Stock Compensation Plan for non-employee directors		Issuer

For	For	5. Ratification of PriceWaterhouseCoopers LLP as our independent auditors for the fiscal year ending December 31, 2011		Issuer

Cabot Oil & Gas Corp.	5/3/11	6,000	127097103	COG

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	I 1-3. DIRECTORS/All 3 Nominees		Issuer

For	For	II. To ratify the appointment of the firm PriceWaterhouseCoopers LLP as the independent registered public accounting firm for the company for its 2011 fiscal year		Issuer

For	For	III. To approve, by non-binding advisory vote, the compensation of our named executive officers		Issuer

For	For	IV. To recommend, by non-binding advisory vote, the frequency of future advisory votes on executive compensation		Issuer

Aqua America, Inc.	5/12/11	15,000	03836W103	WTR

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/ALL 3 Nominees		Issuer

For	For	2. To ratify the appointment of PriceWaterhouseCoopers LLP as the independent registered public accounting firm for the company for the 2011 fiscal year		Issuer

For	For	3. To recommend, by non-binding vote, approval of the company's executive compensation programs		Issuer

For	For	4. To recommend, by non-binding vote, the frequency of executive compensation votes (3 years)		Issuer

Against	Against	5. Shareholder proposal to declassify the board for the purpose of director elections		Shareholder

Intel Corporation	5/19/11	40,000	458140100	INTC

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1A-J. DIRECTORS/All 10 Nominees		Issuer

For	For	2. Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for current year		Issuer

For	For	3. Amendment and extension of the 2006 Equity Incentive Plan		Issuer

For	For	4. Amendment and extension of the 2006 Stock Purchase Plan		Issuer

For	For	5. Advisory vote on executive compensation		Issuer

For	For	6. Advisory vote on the frequency of holding future advisory votes on executive compensation (1 year)		Issuer

Vulcan Materials Company	5/13/11	12,000	929160109	VMC

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 4 Nominees		Issuer

For	For	2. Amendment of the company's 2006 Omnibus Long-Term Incentive Plan		Issuer

For	For	3, Proposal to approve the advisory (non-binding) resolution relating to executive compensation		Issuer

For	For	4. Proposal regarding frequency of an advisory (non-binding) vote on executive compensation		Issuer

For	For	5. Ratification of the appointment of the independent registered public accounting firm		Issuer

Against	Against	6. Shareholder proposal regarding majority voting for director elections		Shareholder

Against	Against	7. Shareholder proposal regarding declassifying the board		Shareholder

Entropic Communications	5/19/11	25,000	29384R105	ENTR

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 1 Nominee		Issuer

For	For	2. To reapprove the Internal Revenue Code Section 162(M) performance criteria and award limits of the Entropic Communications, Inc. 2007 Equity Incentive Plan		Issuer

For	For	3. To approve Entropic's executive compensation		Issuer

For	For	4. To approve the frequency with which a shareholder advisory vote on executive compensation will be held (1 year)		Issuer

For	For	5. To ratify the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the year ending December 31, 2011		Issuer

Wendy's/Arby's Group, Inc.	5/26/11	40,000	950587105	WEN

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 12 Nominees		Issuer

For	For	2. To approve an amendment to the Company's Certificate of Incorporation to allow majority voting in director elections		Issuer

For	For	3. To ratify the appointment of Deloitte & Touche, LLP as the Company's independent registered public accounting for 2011		Issuer

For	For	4. To approve an advisory resolution on executive compensation		Issuer

For	For	5. To hold future advisory votes on executive compensation every one, two or three years (1 year)		Issuer

JPMorgan Chase & Co.	5/17/11	10,000	46625H100	JPM

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1. DIRECTORS/All 11 Nominees		Issuer

For	For	2. Appointment of independent registered public accounting firm		Issuer

For	For	3. Advisory vote on executive compensation		Issuer

For	For	4. Advisory vote on frequency of advisory vote on executive compensation (1 year)		Issuer

For	For	5. Approval of amendment to Long-Term Incentive Plan		Issuer

Against	Against	6. Political non-partisanship		Shareholder

Against	Against	7. Shareholder action by written consent		Shareholder

Against	Against	8. Mortgage loan servicing		Shareholder

Against	Against	9. Political contributions		Shareholder

Against	Against	10. Genocide-free investing		Shareholder

Against	Against	11. Independent lead director		Shareholder

Wal-Mart Stores, Inc.	6/3/11	15,000	931142103	WMT

Vote Cast	Management Vote	Proposal		Proposed by Issuer or Security Holder
For	For	1a-o. DIRECTORS/All 15 Nominees		Issuer

For	For	2. Ratification of Ernst & Young LLP as independent accountants		Issuer

For	For	3. Shareholder say on executive pay		Issuer

For	For	4. Advisory vote on the frequency of future advisory votes on executive compensation (1 year)		Issuer

Against	Against	5. Gender identity non-discrimination policy		Shareholder

Against	Against	6. Political contributions report		Shareholder

Against	Against	7. Special shareowner meetings		Shareholder

Against	Against	8. Require supplier(s) to publish an annual sustainability report		Shareholder

Against	Against	9. Climate change risk disclosure		Shareholder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Primary Trend Fund, Inc.

By (Signature and Title) /s/ Lilli Gust, Principal Executive Officer

Date July 13, 2011